Leases (Details) - Schedule of Future Minimum Payments Operating Leases - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Minimum Payments Operating Leases [Abstract]
2024	$ 1,032,282
2025	996,455
2026	544,718
Total lease payments	2,573,455
Less: imputed interest	(169,750)
Total	$ 2,403,705	$ 736,436